Operating segment and geographic data	12 Months Ended
Dec. 31, 2023
Operating segment and geographic data
Operating segment and geographic data
—
Note 23
Operating segment and geographic data
The Chief Operating Decision Maker

(CODM) is the Chief Executive

Officer. The CODM allocates resources
to and assesses the performance of

each operating segment

using the information outlined

below. The
Company is organized into the following

segments,

based on products and services:

Electrification, Motion,
Process Automation and Robotics

& Discrete Automation.

The remaining operations of

the Company are
included in Corporate and

Other.
Effective January 1, 2023, the E-mobility

Division is no longer

managed within the Electrification

segment and
has become a separate operating

segment. This new segment

does not currently meet any of

the size
thresholds to be considered a reportable

segment and as such is presented within

Corporate and Other. The
segment information for 2022 and

2021, and at December 31, 2022

and 2021, has been recast to reflect

this
change.
A description of the types of products

and services provided

by each reportable segment is as

follows:
• Electrification:
manufactures and sells electrical

products and solutions which

are designed to
provide safe, smart and sustainable

electrical flow from the substation

to the socket. The portfolio
of increasingly digital and

connected solutions includes renewable

power solutions, modular
substation packages, distribution automation

products, switchboards

and panelboards,
switchgear, UPS solutions, circuit breakers, measuring

and sensing devices, control products,
wiring accessories, enclosures

and cabling systems and intelligent

home and building solutions,
designed to integrate and automate

lighting, heating, ventilation,

security and data
communication networks. The products

and services are delivered

through six operating
Divisions: Distribution Solutions,

Smart Power, Smart Buildings, Installation

Products,

and
Service,

as well as, prior to its sale

in July 2023, the Power Conversion

Division.
• Motion:
designs, manufactures and sells

drives, motors, generators and

traction converters that
are driving the low-carbon future for

industries, cities, infrastructure

and transportation. These
products, digital technology and

related services enable industrial

customers to increase energy
efficiency, improve safety and reliability, and achieve precise control of their processes.

Building
on over 140 years of cumulative experience

in electric powertrains, Motion combines

domain
expertise and technology to deliver

the optimum solution for a wide range

of applications in all
industrial segments. In addition, Motion,

along with its partners, has

a leading global

service
presence. These products and services

are delivered through

seven operating Divisions: Large
Motors and Generators, IEC LV Motors, NEMA Motors,

Drive Products, System Drives,

Service,
and Traction, as well as, prior to its sale in November

2021, the Mechanical Power

Transmission
Division.
• Process Automation:
offers a broad range of industry-specific,

integrated automation,
electrification and digital solutions,

as well as lifecycle services for

the process, hybrid and
marine industries. The product portfolio

includes control technologies,

industrial software,
advanced analytics, sensing and

measurement technology, and marine propulsion

systems. In
addition, Process Automation offers a comprehensive

range of services, from repair

to advanced
digital capabilities such as remote

monitoring, preventive maintenance,

asset performance
management, emission monitoring

and cybersecurity. The products, systems and services

are
currently delivered through four operating

Divisions: Energy Industries,

Process Industries,
Marine & Ports and Measurement

& Analytics,

as well as, prior to its spin-off in

October 2022, the
Turbocharging Division.
• Robotics & Discrete Automation:

delivers its products, solutions

and services through two
operating Divisions: Robotics

provides industrial and collaborative

robots, autonomous mobile
robotics, mapping and navigation

solutions, robotic solutions, field

services, spare parts and
digital services. Machine Automation

specializes in automation

solutions based on its
programmable logic controllers

(PLC), industrial PCs (IPC), servo

motion, transport systems and
machine vision. Both divisions offer software

across the entire life cycle,

including engineering
and simulation software as well as a

comprehensive range of digital

solutions.
Corporate and Other:

Corporate includes headquarter

costs, the Company’s corporate real

estate activities
and Corporate Treasury while Other includes

the E-mobility operating segment, other

non-core operating
activities as well as the operating

activities of certain divested businesses.
The primary measure of profitability

on which the operating segments are evaluated

is Operational EBITA,
which represents income from operations

excluding:
•

amortization expense on intangibles

arising upon acquisition (acquisition-related

amortization),
•

restructuring,

related and implementation

costs,
•

changes in the amount recorded for

obligations related to divested

businesses occurring after

the
divestment date (changes in obligations

related to divested businesses),
•

gains and losses from sale of businesses

(including fair value adjustment

on assets and liabilities
held for sale,

if any),
•

acquisition-

and divestment-related expenses

and integration costs,
•

certain other non-operational

items, as well as
•

foreign exchange/commodity timing

differences in income from operations

consisting of:
(a) unrealized gains and

losses on derivatives (foreign exchange,

commodities, embedded
derivatives), (b) realized gains and

losses on derivatives where

the underlying hedged
transaction has not yet been realized,

and (c) unrealized foreign

exchange movements on
receivables/payables (and

related assets/liabilities).
Certain other non-operational

items generally includes certain regulatory, compliance and

legal costs, certain
asset write downs/impairments and

certain other fair value changes,

changes in estimates relating to

opening
balance sheets of acquired businesses

(changes in pre-acquisition

estimates),

as well as other items which
are determined by management on

a case
‑ by ‑ case basis.
The CODM primarily reviews the

results of each segment on a basis

that is before the elimination of profits
made on inventory sales between

segments. Segment

results below are presented before

these eliminations,
with a total deduction for intersegment

profits to arrive at the Company’s

consolidated Operational

EBITA.
Intersegment sales and transfers

are accounted for as if the

sales and transfers were to third

parties, at
current market prices.
The following tables present disaggregated

segment revenues from contracts

with customers for 2023, 2022
and 2021:
2023
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other
(1)
Total
Geographical markets

Europe

4,547 2,455 2,294 1,932 340 11,568

The Americas

5,926 2,562 1,738 573 291 11,090
of which: United States 4,456 2,123 1,076 358 235 8,248

Asia, Middle East and Africa

3,899 2,276 2,212 1,119 71 9,577
of which: China

1,775 1,148 707 804 34 4,468
14,372 7,293 6,244 3,624 702 32,235
Product type

Products
13,437 6,219 3,661 3,063 630 27,010

Services and other
935 1,074 2,583 561 72 5,225
14,372 7,293 6,244 3,624 702 32,235

Third-party revenues
14,372 7,293 6,244 3,624 702 32,235

Intersegment revenues
212 521 26 16 (775) —
Total revenues 14,584 7,814 6,270 3,640 (73) 32,235
2022
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other
(1)
Total
Geographical markets

Europe

4,199 2,031 2,248 1,494 313 10,285

The Americas

5,140 2,148 1,566 524 195 9,573
of which: United States 3,769 1,787 943 373 151 7,023

Asia, Middle East and Africa

4,053 2,101 2,199 1,155 80 9,588
of which: China

1,948 1,147 666 897 38 4,696
13,392 6,280 6,013 3,173 588 29,446
Product type

Products
12,535 5,380 3,311 2,695 550 24,471

Services and other
857 900 2,702 478 38 4,975
13,392 6,280 6,013 3,173 588 29,446

Third-party revenues
13,392 6,280 6,013 3,173 588 29,446

Intersegment revenues
227 465 31 8 (731) —
Total revenues 13,619 6,745 6,044 3,181 (143) 29,446
2021
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other
(1)
Total
Geographical markets

Europe

4,371 2,015 2,416 1,578 149 10,529
The Americas

4,379 2,346 1,431 439 91 8,686
of which: United States 3,234 1,952 833 308 70 6,397
Asia, Middle East and Africa

3,907 2,111 2,367 1,270 75 9,730
of which: China

2,055 1,156 740 949 32 4,932
12,657 6,472 6,214 3,287 315 28,945
Product type

Products
11,773 5,555 3,298 2,804 315 23,745

Services and other
884 917 2,916 483 — 5,200
12,657 6,472 6,214 3,287 315 28,945

Third-party revenues
12,657 6,472 6,214 3,287 315 28,945

Intersegment revenues
237 453 45 10 (745) —
Total revenues 12,894 6,925 6,259 3,297 (430) 28,945
(1)

The amounts shown for “Intersegment revenues” within Corporate and Other primarily represents the consolidated intersegment revenue
elimination. These amounts include intersegment revenues of $ 67 million, $
65

million and $
33

million for 2023, 2022 and 2021, respectively.
Revenues by geography reflect the location

of the customer. In 2023, 2022 and 2021

the United States and
China are the only countries where

revenue exceeded
10

percent of total revenues. In each of

2023, 2022
and 2021 more than 98

percent of the Company’s total

revenues were generated from customers

outside
Switzerland.
The following tables present Operational

EBITA, the reconciliations of consolidated

Operational EBITA to
Income from continuing operations

before taxes, as well as Depreciation

and amortization, and Capital
expenditures for 2023, 2022 and

2021, and Total assets at December 31, 2023, 2022 and 2021:
($ in millions) 2023 2022 2021
Operational EBITA:
Electrification 2,937 2,343 2,120
Motion 1,475 1,163 1,183
Process Automation

909 848 801
Robotics & Discrete Automation

536 340 355
Corporate and Other:
— E-mobility (167) (15) 1
— Corporate costs, intersegment

elimination and other
(263) (169) (338)
Total 5,427 4,510 4,122
Acquisition-related amortization
(220) (229) (250)
Restructuring, related and

implementation

costs
(1)
(219) (347) (160)
Changes in obligations

related to divested businesses
3 88 (9)
Gains and losses from

sale of businesses
101 (7) 2,193
Acquisition-

and divestment-related

expenses and integration

costs
(74) (195) (132)
Foreign exchange/commodity

timing differences in income

from operations:
Unrealized gains and losses

on derivatives (foreign

exchange,

commodities, embedded

derivatives)
19 32 (54)
Realized gains and losses

on derivatives where

the underlying hedged

transaction has not yet been

realized
12 (48) (2)
Unrealized foreign exchange

movements on receivables/payables

(and

related assets/liabilities)
(13) (15) 20
Certain other non-operational

items:
Other income/expenses

relating to the Power

Grids joint venture
36 (57) (34)
Regulatory, compliance and legal costs — (317) —
Business transformation

costs
(2) (205) (152) (92)
Changes in pre-acquisition

estimates
(4) (10) 6
Gains and losses from

sale of investments in

equity-accounted companies

Certain other fair value

changes, including asset

impairments
(10) 45 119
Other non-operational items 18 (4) (9)
Income from operations 4,871 3,337 5,718
Interest and dividend income
165 72 51
Interest and other finance

expense
(275) (130) (148)
Non-operational pension

(cost) credit
17 115 166
Income from continuing

operations before

taxes
4,778 3,394 5,787
(1)

Amounts in 2023 and 2022 include impairment of certain assets.
(2)

Amounts in 2023, 2022 and 2021 include ABB Way process transformation costs of

$
188

million, $
131

million and $
80

million, respectively.
Depreciation and Total assets (1),(2)
amortization Capital expenditures
(1)
at December 31,

($ in millions) 2023 2022 2021 2023 2022 2021 2023 2022 2021
Electrification 365 382 416 386 343 314 12,668 12,500 12,096
Motion 149 141 172 171 150 230 7,016 6,565 5,936
Process Automation

56 75 83 66 100 85 4,971 4,598 5,009
Robotics & Discrete
Automation 138 141 144 71 86 96 5,047 4,901 4,860
Corporate and Other 72 75 78 76 83 95 11,238 10,584 12,359
Consolidated 780 814 893 770 762 820 40,940 39,148 40,260
(1)

Capital expenditures and Total assets are after intersegment eliminations and therefore reflect third-party activities only.
(2)

At December 31, 2021, Corporate and Other included $
1,609

million related to the equity investment in Hitachi Energy,

which was
subsequently

sold in

December

2022 (see

Note 4).
Other geographic information
Geographic information for long-lived

assets was as follows:
Long-lived assets at
December 31,
($ in millions) 2023 2022
Europe 2,762 2,533
The Americas 1,335 1,256
Asia, Middle East and Africa 938 963
Total 5,035 4,752
Long
‑
lived assets represent Property, plant and equipment, net and

Operating lease right-of-use

assets and
are shown by location of the assets.

At December 31, 2023,

approximately
19

percent,
11

percent and
9

percent of the Company’s long
‑
lived assets were located in

the United States,

China and Switzerland,
respectively. At December 31, 2022, approximately 20

percent,
13

percent and
8

percent of the Company’s
long
‑
lived assets were located in the United States,

China and Switzerland, respectively.